Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

($ millions)	Maturity Date	2021	2020
ITC
Secured U.S. First Mortgage Bonds -
4.31% weighted average fixed rate (2020 - 4.31%)	2024-2055	2,736	2,755
Secured U.S. Senior Notes -
3.90% weighted average fixed rate (2020 - 4.00%)	2040-2055	1,011	923
Unsecured U.S. Senior Notes -
3.61% weighted average fixed rate (2020 - 3.61%)	2022-2043	4,108	4,136
Unsecured U.S. Shareholder Note -
6.00% fixed rate (2020 - 6.00%)	2028	252	253
UNS Energy
Unsecured U.S. Tax-Exempt Bonds - 4.34% weighted
average fixed and variable rate (2020 - 4.34%)	2029-2030	359	362
Unsecured U.S. Fixed Rate Notes -
3.62% weighted average fixed rate (2020 - 3.86%)	2023-2051	2,780	2,704
Central Hudson
Unsecured U.S. Promissory Notes - 3.83% weighted
average fixed and variable rate (2020 - 3.94%)	2022-2060	1,177	1,078
FortisBC Energy
Unsecured Debentures -
4.61% weighted average fixed rate (2020 - 4.72%)	2026-2050	3,145	2,995
FortisAlberta
Unsecured Debentures -
4.49% weighted average fixed rate (2020 - 4.49%)	2024-2052	2,360	2,360
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2020 - 8.80%)	2023	25	25
Unsecured Debentures -
4.77% weighted average fixed rate (2020 - 4.87%)	2035-2050	760	785
Other Electric
Secured First Mortgage Sinking Fund Bonds -
5.61% weighted average fixed rate (2020 - 5.61%)	2022-2060	627	634
Secured First Mortgage Bonds -
5.31% weighted average fixed rate (2020 - 5.66%)	2025-2061	260	220
Unsecured Senior Notes -
4.45% weighted average fixed rate (2020 - 4.45%)	2041-2048	152	152
Unsecured U.S. Senior Loan Notes and Bonds -
4.36% weighted average fixed and variable rate (2020 - 4.41%)	2022-2049	609	648
Corporate and Other
Unsecured U.S. Senior Notes and Promissory Notes -
3.82% weighted average fixed rate (2020 - 3.81%)	2023-2044	2,509	2,685
Unsecured Debentures -
6.50% fixed rate (2020 - 6.50%)	2039	200	200
Unsecured Senior Notes -
2.52% weighted average fixed rate (2020 - 2.85%)	2023-2028	1,000	500

Long-term classification of credit facility borrowings		1,305	980
Fair value adjustment - ITC acquisition		107	119
Total long-term debt (Note 25)		25,482	24,514
Less: Deferred financing costs and debt discounts		(147)	(147)
Less: Current installments of long-term debt		(1,628)	(1,254)
		23,707	23,113
Most long-term debt at the Corporation's regulated utilities is redeemable at the option of the respective utility at the greater of par or a specified price, together with accrued and unpaid interest. Security, if provided, is typically through a fixed or floating first charge on specific assets of the utility.

The Corporation's unsecured debentures and senior notes are redeemable at the option of Fortis at the greater of par or a specified price together with accrued and unpaid interest.

Certain long-term debt agreements have covenants that provide that the Corporation shall not declare, pay or make any restricted payments, including special or extraordinary dividends, if immediately thereafter its consolidated debt to consolidated capitalization ratio would exceed 65%.

Long-Term Debt Issuances in 2021	Month Issued	Interest Rate (%)	Maturity	Amount ($ millions)		Use of Proceeds
ITC
Series A secured senior notes (1)	August	2.90	2051	US	75	(2)
UNS Energy
Unsecured senior notes	May	3.25	2051	US	325	(3)(4)
Central Hudson
Unsecured senior notes	March	3.29	2051	US	75	(3)(4)
Unsecured senior notes	October	3.22	2051	US	55	(3)(5)
FortisBC Energy
Unsecured debentures	April	2.42	2031	150		(5)
Maritime Electric
Secured first mortgage bonds	December	3.40	2051	40		(5)
Fortis
Unsecured senior notes	May	2.18	2028	500		(3)(4)(5)
(1)    US$75 million Series B secured senior notes were priced at 3.05% with issuance expected in May 2022
(2)    Fund or refinance a portfolio of eligible green projects
(3)    General corporate purposes
(4)    Repay maturing long-term debt
(5)    Repay credit facility borrowings

In January 2022, ITC issued 30-year US$150 million secured first mortgage bonds at 2.93%. The net proceeds are expected to be used to repay credit facility borrowings, fund or refinance a portfolio of eligible green projects, fund capital expenditures and for other general corporate purposes.

In January 2022, Central Hudson issued 5-year US$50 million unsecured senior notes at 2.37% and 7-year US$60 million unsecured senior notes at 2.59%. The net proceeds are expected to be used to repay maturing long-term debt and for general corporate purposes.

Long-Term Debt Repayments
The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

($ millions)	Total
2022	1,628
2023	1,275
2024	1,750
2025	101
2026	2,595
Thereafter	18,133
25,482

In December 2020, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. In May 2021, the Corporation issued $500 million unsecured senior notes as shown above and, as at December 31, 2021, $1.5 billion remained available under the short-form base shelf prospectus.
Credit Facilities

($ millions)	Regulated Utilities	Corporate and Other	2021	2020
Total credit facilities	3,466	1,380	4,846	5,581
Credit facilities utilized:
Short-term borrowings (1)	(247)	—	(247)	(132)
Long-term debt (including current portion) (2)	(1,019)	(286)	(1,305)	(980)
Letters of credit outstanding	(70)	(45)	(115)	(130)
Credit facilities unutilized	2,130	1,049	3,179	4,339
(1)    The weighted average interest rate was approximately 0.6% (2020 - 0.8%).
(2)    The weighted average interest rate was approximately 0.9% (2020 - 0.9%). The current portion was $888 million (2020 - $651 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the total facilities. Approximately $4.6 billion of the total credit facilities are committed facilities with maturities ranging from 2022 through 2026.

Consolidated credit facilities of approximately $4.8 billion as at December 31, 2021 are itemized below. In April 2021, the Corporation's unsecured $500 million revolving one-year term committed credit facility expired and was not renewed. In October 2021, UNS Energy terminated a US$150 million revolving credit facility and entered into an arrangement with Fortis (Note 4).

($ millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	900	2024
UNS Energy	US	375	2026
Central Hudson	US	200	2025
FortisBC Energy	700		2026
FortisAlberta	250		2026
FortisBC Electric	150		2026
Other Electric	215		(2)
Other Electric	US	70	2025
Corporate and Other	1,350		(3)
Other facilities
Regulated utilities
Central Hudson - uncommitted credit facility	US	30	n/a
FortisBC Energy - uncommitted credit facility	55		2023
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	60	2022
Corporate and Other - unsecured non-revolving facility	30		n/a
(1)    ITC also has a US$400 million commercial paper program, under which US$155 million was outstanding as at December 31, 2021 (2020 - US$67 million) , as reported in short-term borrowings.
(2)    $50 million in 2024, $65 million in 2024 and $100 million in 2026
(3)    $50 million in 2023 and $1.3 billion in 2026